FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:               / /            (a)
              or fiscal year ending:            12/31/97         (b)

Is this a transition report?  (Y/N)            N
                                    ------------------------------

Is this an amendment to a previous filing? (Y/N)     N
                                                -------------


Those items or sub-items with a box "|/|" after the item number should be completed only if the answer has changed from the previous filing on this form.



1.       A.   Registrant Name: Equity Investor Fund
         B.   File Number: 811-3044
         C.   Telephone Number: (609) 282-8512


2.       A.   Street: 800 Scudders Mill Road, 2F
         B.   City:   Plainsboro   C. State: NJ    D. Zip Code: 08536  Zip Ext:
         E.   Foreign Country                         Foreign Postal Code:


3.       Is this the first filing on this form by Registrant?  (Y/N)    N
                                                                    -----------


4.       Is this the last filing on this form by Registrant?  (Y/N)     N
                                                                   ------------


5.       Is Registrant a small business investment company (SBIC)? (Y/N)   N
                                                                        -------
         [If answer is "Y" (Yes) complete only items 89 through 110.]


6.       Is Registrant a unit investment trust (UIT)? (Y/N)      Y
                                                           --------------------
         [If answer is "Y" (Yes) complete only items 111 through 132.]


7.       A. Is Registrant a series or multiple portfolio company?(Y/N)
                                                                      ---------
            [If answer is "N" (No), go to item 8.]


         B. How many separate series or portfolios did Registrant have at the end of the period?
                              -------------------------------------------------




For period ending                                  If filing more than one
                  ----------------                 Page 49, "X" box:[__]
File number 811-  3044
                ----------




116.   Family of investment companies information:

        A. |/| Registrant part of a family of investment companies? (Y/N)
                                                                         -----
                                                                           Y/N

        B. |/| Identify the family in 10 letters:
                                                 - - - - - - - - - -
               (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.    A. |/| Is Registrant a separate account of an insurance company?
               (Y/N)
                    ------------------------------------------------------------
                                                                            Y/N
       If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

       B.  |/|  Variable annuity contracts?  (Y/N)
                                                  ------------------------------
                                                                            Y/N

       C.  |/|  Scheduled premium variable life contracts? (Y/N)
                                                                ----------------
                                                                            Y/N

       D.  |/|  Flexible premium variable life contracts? (Y/N)
                                                                ----------------
                                                                            Y/N

       E. |/| Other types of insurance products registered under the Securities Act of 1933? (Y/N)
                                             ----------------------------------
                                                                            Y/N

118.   |/| State the number of series existing at the end of the period that had
           securities registered under the Securities Act of 1933         69
                                                                 --------------

119.   |/| State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
                                                                         42
           --------------------------------------------------------------------

120.   |/| State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
                                                                        $22,253
           --------------------------------------------------------------------

121.   |/| State the number of series for which a current prospectus was in
           existence at the end of the period                              59
                                             ----------------------------------

122.   |/| State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
                                                                           68
           --------------------------------------------------------------------




For period ending    12/31/97                      If filing more than one
                  ----------------                 Page 50, "X" box:[__]
File number 811-  3044
                ----------

123.   |/| State the total value of the additional units considered in answering
           item 122 ($000's omitted)                                $19,431,244
                                    -------------------------------------------

124.   |/| State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed
           in the subsequent series) ($000's omitted)                        $
                                                     --------------------------


125.   |/| State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
           of units of all series of Registrant ($000's omitted)       $415,356
                                                                ---------------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $197
                                                                        -------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                                  Total Income
                                    Number of      Total Assets   Distributions
                                      Series          ($000's        ($000's
                                    Investing         omitted)       omitted)
                                    ---------         --------       --------

A.   U.S. Treasury direct issue                     $              $

B.   U.S. Government agency                         $              $

C.   State and municipal tax-free                   $              $

D.   Public utility debt                            $              $

E.   Brokers or dealers debt or debt
     of brokers' or dealers' parent                 $              $

F.   All other corporate intermed.
     & long-term debt                               $              $

G.   All other corporate short-term debt            $              $

H.   Equity securities of brokers or
     dealers or parents of brokers or
     dealers                                        $              $

I.   Investment company equity
     securities                                     $              $

J.   All other equity securities            69      $  22,951,836  $    302,591

K.   Other securities                               $              $

L.   Total assets of all series of
     registrant                             69      $  22,951,836  $    302,591


For period ending   12/31/97                       If filing more than one
                  ----------------                 Page 51, "X" box:[__]
File number 811-  3044
                ----------


128. |/| Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?
         (Y/N)
              -----------------------------------------------------------------
                                                                           Y/N
         [If answer is "N" (No), go to item 131.]

129. |/| Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                              -------------------------------------------------
                                                                           Y/N
         [If answer is "N" (No), go to item 131.]



130. |/| In computation of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                        ---------------------------------------
                                                                           Y/N

131. Total expenses incurred by all series of Registrant during the current
     reporting period ($000's omitted)                                 $17,542
                                     -----------------------------------------

132. |/| List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:



811-________    811-________     811-________     811-________     811-________
811-________    811-________     811-________     811-________     811-________
811-________    811-________     811-________     811-________     811-________
811-________    811-________     811-________     811-________     811-________
811-________    811-________     811-________     811-________     811-________
811-________    811-________     811-________     811-________     811-________
811-________    811-________     811-________     811-________     811-________
811-________    811-________     811-________     811-________     811-________
811-________    811-________     811-________     811-________     811-________

FOR THE PERIOD ENDING:  12/31/97
FILE NUMBER 811: 3044


                                 SIGNATURE PAGE



This report is signed on behalf of the registrant, by the Agent for the Sponsors, in the City of Plainsboro and State of New Jersey on the 25th day of February, 1998.


                                      Merrill Lynch, Pierce, Fenner
                                      and Smith, Incorporated


Witness:  /s/ Daniel Tyler             By:   /s/ Dominick Tomeo
          ----------------                   --------------------
          Daniel Tyler                       Dominick Tomeo
          Vice President                     Vice President